Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Compensation and other employee related costs	$ 8,715	$ 6,216
Contributions withheld for Employee Stock Purchase Plan	976	0
Royalties	1,184	909
Clinical and regulatory costs	327	338
Government grants	974	933
Rent	1,893	1,250
Other	2,255	1,113
Accrued Liabilities	$ 16,324	$ 10,759